Subsequent events	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent events
30.	Subsequent events

(1)	Setting of parameters for repurchase of shares of its own common stock

Sony Corporation approved the setting of the following parameters for repurchase of its own common stock pursuant to the Companies Act at the meeting of its Board of Directors held on May 16, 2019:

(i)	Total number of shares for repurchase: 60 million shares (maximum)

(ii)	Total purchase price for repurchase of shares: 200 billion yen (maximum)

(iii)	Period of repurchase: May 17, 2019 to March 31, 2020

(2)	Acquisition of equity interests in joint ventures in the life insurance business

On May 17, 2019, Sony Life Insurance Co., Ltd. (“Sony Life”), Sony’s consolidated subsidiary, entered into a legally binding memorandum of understanding with AEGON International B.V. (“AEGON”) regarding the sale of the 50% equity interests held by AEGON in AEGON Sony Life Insurance Co. Ltd. and SA Reinsurance Ltd. (collectively, the “JVs”) to Sony Life. The purchase price for the sale is 16 billion yen, subject to certain closing adjustments being made, if applicable. The closing of the transaction is subject to certain closing conditions, including regulatory approvals. As of the closing of the transaction, Sony Life will own 100% of the equity interests in the JVs and the JVs will become consolidated subsidiaries of Sony.